Inventories	9 Months Ended
Sep. 30, 2025
Inventories [Abstract]
Inventories

5 Inventories

	September 30, 2025	December 31, 2024
Finished products	4,171,772	3,018,302
Work in process	601,280	492,015
Raw materials	1,117,092	847,909
Supplies	678,520	657,763
	6,568,664	5,015,989

During the nine-month period ended September 30, 2025 and 2024, the Company recognized adjustments to the net realizable value of inventories, which include additions and (write-offs) recorded in the cost of goods sold, in the amount of US$20,172 and US$8,821, respectively.